UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0515
1.756671.114

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	.0028%	$ 1,000.00	$ 1,001.30	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/15	% of fund's investments 9/30/14	% of fund's investments 3/31/14
1 - 7	34.0	31.4	19.8
8 - 30	19.8	24.6	23.0
31 - 60	10.6	10.6	16.2
61 - 90	18.3	13.5	19.0
91 - 180	16.2	13.9	17.8
> 180	1.1	6.0	4.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/15	9/30/14	3/31/14
Fidelity Money Market Central Fund	42 Days	54 Days	58 Days
All Taxable Money Market Funds Average*	43 Days	45 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/15	9/30/14	3/31/14
Fidelity Money Market Central Fund	88 Days	92 Days	94 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
Certificates of Deposit 58.4%	Certificates of Deposit 55.9%
Commercial Paper 9.7%	Commercial Paper 11.8%
Other Notes 1.2%	Other Notes 1.2%
Treasury Debt 1.7%	Treasury Debt 3.9%
Government Agency Debt 1.8%	Government Agency Debt 3.1%
Other Instruments 0.6%	Other Instruments 1.3%
Repurchase Agreements 23.7%	Repurchase Agreements 19.8%
Net Other Assets (Liabilities) 2.9%	Net Other Assets (Liabilities) 3.0%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 58.4%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 3.2%
BMO Harris Bank NA
8/20/15	0.33%	$ 2,000,000	$ 2,000,000
RBS Citizens NA
4/6/15	0.40	4,000,000	4,000,000
State Street Bank & Trust Co.
6/8/15	0.26 (c)	3,000,000	3,000,000
Wells Fargo Bank NA
8/3/15 to 12/23/15	0.25 to 0.29 (c)	18,000,000	18,000,000
			27,000,000
London Branch, Eurodollar, Foreign Banks - 2.4%
ABN AMRO Bank NV
5/20/15 to 6/29/15	0.28 to 0.31	8,000,000	7,995,738
National Australia Bank Ltd.
7/7/15 to 9/23/15	0.30	12,000,000	12,000,000
			19,995,738
New York Branch, Yankee Dollar, Foreign Banks - 52.8%
Bank of Montreal
7/20/15 to 1/5/16	0.25 to 0.29 (c)	10,000,000	10,000,000
Bank of Montreal Chicago CD Program
7/9/15 to 12/11/15	0.27 to 0.40 (c)	12,000,000	12,000,000
Bank of Nova Scotia
7/13/15 to 12/18/15	0.27 to 0.36 (c)	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/1/15 to 7/29/15	0.25 to 0.27	34,000,000	34,000,000
Barclays Bank PLC
6/29/15 to 6/30/15	0.30	21,000,000	21,000,000
BNP Paribas New York Branch
7/2/15	0.27	8,000,000	8,000,000
Canadian Imperial Bank of Commerce
6/17/15 to 12/11/15	0.25 to 0.33 (c)	18,000,000	18,000,003
Credit Agricole CIB
4/1/15	0.28	13,000,000	13,000,000
Credit Suisse
6/11/15 to 9/14/15	0.32 to 0.38 (c)	31,000,000	31,000,000
Landesbank Baden-Wuerttemberg New York Branch
4/1/15 to 4/17/15	0.16 to 0.27	22,000,000	22,000,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Mitsubishi UFJ Trust & Banking Corp.
4/14/15	0.28%	$ 1,000,000	$ 1,000,000
Mizuho Corporate Bank Ltd.
5/4/15 to 7/28/15	0.28 to 0.29	30,000,000	30,000,000
Natexis Banques Populaires New York Branch
5/4/15 to 7/1/15	0.27 to 0.31 (c)	38,000,000	38,000,000
National Bank of Canada
5/22/15 to 6/8/15	0.36 to 0.37 (c)	14,000,000	14,000,000
Royal Bank of Canada
4/15/15 to 3/23/16	0.25 to 0.30 (c)	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp.
5/7/15 to 9/15/15	0.28 to 0.37 (c)	39,500,000	39,499,998
Sumitomo Mitsui Trust Banking Ltd.
6/5/15 to 7/3/15	0.29	26,000,000	26,000,000
Toronto-Dominion Bank
6/1/15 to 10/6/15	0.25 to 0.31 (c)	29,000,000	28,999,806
Toronto-Dominion Bank New York Branch
2/12/16	0.29 (c)	4,000,000	4,000,000
UBS AG
6/9/15 to 9/25/15	0.33 to 0.36 (c)	29,000,000	29,000,000
			440,499,807
TOTAL CERTIFICATE OF DEPOSIT (Cost $487,495,545)			487,495,545
Financial Company Commercial Paper - 5.7%

Credit Agricole CIB
5/4/15	0.29	5,000,000	4,998,671
DNB Bank ASA
8/24/15	0.30	3,000,000	2,996,375
Fortis Funding LLC
7/6/15	0.27	2,000,000	1,998,560
JPMorgan Securities LLC
4/22/15 to 5/26/15	0.27 to 0.30 (c)	19,000,000	18,995,417
Landesbank Baden-Wurttemberg
4/2/15	0.16	19,000,000	18,999,916
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $47,988,939)			47,988,939
Asset Backed Commercial Paper - 0.8%
	Yield (a)	Principal Amount	Value
Atlantic Asset Securitization Corp.
6/4/15	0.23% (c)
(Cost $6,999,038)		$ 7,000,000	$ 6,999,038
Other Commercial Paper - 3.2%

Caisse centrale Desjardins
4/2/15	0.14	13,000,000	12,999,949
Eversource Energy
4/10/15 to 4/28/15	0.52	1,500,000	1,499,675
Florida Power & Light Co.
4/6/15	0.27	2,000,000	1,999,925
Motiva Enterprises LLC
4/6/15	0.52	1,000,000	999,928
Sempra Global
4/10/15 to 4/15/15	0.56 to 0.58	2,990,000	2,989,411
Verizon Communications, Inc.
4/1/15 to 4/8/15	0.48 to 0.52	3,000,000	2,999,885
Virginia Electric & Power Co.
4/28/15	0.53	900,000	899,642
Xerox Corp.
4/27/15 to 5/11/15	0.58	2,000,000	1,998,937
TOTAL OTHER COMMERCIAL PAPER (Cost $26,387,352)			26,387,352
Treasury Debt - 1.7%

U.S. Treasury Obligations - 1.7%
U.S. Treasury Bills
6/25/15	0.11	5,000,000	4,998,701
U.S. Treasury Notes
7/31/15	0.17	9,000,000	9,047,023
TOTAL TREASURY DEBT (Cost $14,045,724)			14,045,724
Other Note - 1.2%
	Yield (a)	Principal Amount	Value
Medium-Term Notes - 1.2%
Dominion Resources, Inc.
5/14/15	0.38% (b)(c)	$ 2,000,000	$ 2,000,000
Svenska Handelsbanken AB
9/15/15 to 9/25/15	0.32 to 0.35 (b)(c)	8,000,000	8,000,000
TOTAL OTHER NOTE (Cost $10,000,000)			10,000,000
Government Agency Debt - 1.8%

Federal Agencies - 1.8%
Federal Home Loan Bank
10/2/15	0.25	5,000,000	5,000,000
Freddie Mac
11/14/16	0.15 (c)	10,000,000	9,997,490
TOTAL GOVERNMENT AGENCY DEBT (Cost $14,997,490)			14,997,490
Other Instrument - 0.6%

Time Deposits - 0.6%
Credit Agricole CIB
4/1/15	0.07
(Cost $5,000,000)		5,000,000	5,000,000
Government Agency Repurchase Agreement - 12.0%
	Maturity Amount
In a joint trading account at 0.16% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) #	$ 97,192,442	97,192,000
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $2,679,335, 0%, 2/10/16)	2,626,575	2,625,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $99,817,000)	99,817,000
Other Repurchase Agreement - 11.7%
	Maturity Amount	Value
Other Repurchase Agreement - 11.7%
With:
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 6/16/15 (Collateralized by Corporate Obligations valued at $2,168,040, 0.57%, 3/15/47)	$ 2,011,667	$ 2,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $1,031,729, 3.25%, 10/16/53)	1,000,089	1,000,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $2,068,617, 3.25%, 10/16/53)	2,006,375	2,000,000
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $1,036,888, 3.25%, 10/16/53)	1,003,250	1,000,000
11/4/14 due 4/10/15 (Collateralized by U.S. Government Obligations valued at $2,068,617, 3.25%, 10/16/53)	2,006,542	2,000,000
11/5/14 due 4/6/15 (Collateralized by U.S. Government Obligations valued at $1,036,888, 3.25%, 10/16/53)	1,003,167	1,000,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 3/25/15 due 4/7/15 (Collateralized by Equity Securities valued at $2,174,060)	2,000,623	2,000,000
0.73%, dated 2/19/15 due 6/29/15 (Collateralized by Equity Securities valued at $3,263,675)	3,010,950	3,000,000
J.P. Morgan Securities, LLC at:
0.25%, dated 3/25/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $3,090,566, 6.03% - 6.43%, 4/25/40 - 10/25/41)	3,000,146	3,000,000
0.73%, dated:
2/4/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $3,244,294, 0.37% - 4.19%, 4/25/35 - 9/15/47)	3,010,950	3,000,000
2/9/15 due 6/29/15 (Collateralized by Corporate Obligations valued at $1,088,080, 1.50%, 6/16/19)	1,003,691	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, LLC at: - continued
0.73%, dated: - continued
2/12/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $4,324,979, 0.52%, 4/25/35)	$ 4,014,600	$ 4,000,000
3/11/15 due 6/29/15 (Collateralized by Mortgage Loan Obligations valued at $1,080,843, 4.19%, 9/15/47)	1,003,407	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.18%, dated 3/31/15 due 4/1/15 (Collateralized by Equity Securities valued at $4,320,033)	4,000,020	4,000,000
0.27%, dated 3/27/15 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $4,120,155, 2.50%, 12/25/39)	4,000,180	4,000,000
0.5%, dated 3/31/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $19,950,278, 1.14% - 4.12%, 7/22/21 - 11/25/44)	19,000,264	19,000,000
0.81%, dated 3/6/15 due 6/4/15 (Collateralized by Corporate Obligations valued at $4,325,143, 2.63%, 4/01/17)	4,008,100	4,000,000
0.85%, dated 3/13/15 due 5/13/15 (Collateralized by Mortgage Loan Obligations valued at $5,402,423, 0.48% - 5.75%, 12/25/35 - 3/25/37)	5,007,201	5,000,000
0.95%, dated:
1/5/15 due 5/6/15 (Collateralized by Corporate Obligations valued at $1,082,451, 1.5%, 4/15/34)	1,003,193	1,000,000
1/6/15 due 5/6/15 (Collateralized by Corporate Obligations valued at $1,082,423, 1.42% - 1.50%, 4/15/34 - 10/25/34)	1,003,167	1,000,000
2/25/15 due 6/25/15 (Collateralized by Corporate Obligations valued at $2,161,995, 0.91% - 1.42%, 10/25/34 - 5/25/47)	2,006,333	2,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated:
3/3/15 due 4/2/15 (Collateralized by Equity Securities valued at $1,080,232)	1,000,217	1,000,000
3/11/15 due 4/7/15 (Collateralized by Equity Securities valued at $2,160,332)	2,000,433	2,000,000
3/12/15 due 4/7/15 (Collateralized by Equity Securities valued at $1,080,170)	1,000,238	1,000,000
0.31%, dated:
3/9/15 due 4/7/15 (Collateralized by Municipal Bond Obligations valued at $1,050,208, 1.27% - 7.43%, 1/20/16 - 5/3/32)	1,000,267	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.31%, dated: - continued
3/11/15 due 4/7/15 (Collateralized by Municipal Bond Obligations valued at $1,050,190, 0.65% - 7.43%, 6/15/17 - 11/1/42)	$ 1,000,284	$ 1,000,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
3/18/15 due 4/1/15 (Collateralized by Equity Securities valued at $1,080,141)	1,000,124	1,000,000
3/20/15 due 4/2/15 (Collateralized by Equity Securities valued at $1,080,121)	1,000,116	1,000,000
3/24/15 due 4/7/15 (Collateralized by Equity Securities valued at $1,080,082)	1,000,124	1,000,000
0.91%, dated:
1/15/15 due 4/15/15 (Collateralized by Corporate Obligations valued at $1,082,075, 5.14%, 8/25/35)	1,002,275	1,000,000
1/20/15 due 4/20/15 (Collateralized by Corporate Obligations valued at $1,081,939, 5.14%, 8/25/35)	1,002,275	1,000,000
2/2/15 due 5/1/15 (Collateralized by Corporate Obligations valued at $1,081,584, 1.32%, 11/25/35)	1,002,224	1,000,000
2/3/15 due 5/4/15 (Collateralized by Corporate Obligations valued at $1,081,556, 1.27% - 1.32%, 7/25/35 - 11/25/35)	1,002,275	1,000,000
3/2/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $2,161,639, 0.57%, 1/25/36)	2,004,601	2,000,000
1.03%, dated 1/5/15 due 5/5/15 (Collateralized by Corporate Obligations valued at $1,082,657, 5.14%, 8/25/35)	1,003,433	1,000,000
RBC Capital Markets Co. at:
0.24%, dated 3/18/15 due 4/1/15 (Collateralized by U.S. Government Obligations valued at $1,026,192, 1.33% - 6.51%, 2/01/28 - 7/20/44)	1,000,093	1,000,000
0.38%, dated:
2/17/15 due 4/7/15 (Collateralized by Equity Securities valued at $1,080,512)	1,000,950	1,000,000
3/10/15 due 4/7/15 (Collateralized by Municipal Bond Obligations valued at $1,050,245, 4.00% - 5.00%, 2/01/38 - 6/01/39)	1,000,950	1,000,000
0.42%, dated 3/9/15 due 4/7/15 (Collateralized by Mortgage Loan Obligations valued at $1,080,290, 0.40% - 6.02%, 11/25/35 - 12/10/49)	1,000,362	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.37%, dated 3/27/15 due 4/2/15 (Collateralized by Equity Securities valued at $2,160,111)	$ 2,000,123	$ 2,000,000
0.48%, dated 3/25/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $2,159,964, 4.63% - 7.9%, 12/10/37 - 10/15/97)	2,000,187	2,000,000
Wells Fargo Securities, LLC at:
0.25%, dated 3/31/15 due 4/1/15 (Collateralized by Corporate Obligations valued at $7,561,108, 2.13% - 5.00%, 5/15/15 - 12/15/37)	7,000,049	7,000,000
0.75%, dated 1/28/15 due 4/28/15 (Collateralized by Corporate Obligations valued at $1,083,326, 2.13%, 12/15/37)	1,001,875	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $98,000,000)	98,000,000
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $810,731,088)		810,731,088
NET OTHER ASSETS (LIABILITIES) - 2.9%		24,263,624
NET ASSETS - 100%	$ 834,994,712
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$97,192,000 due 4/01/15 at 0.16%
BNP Paribas Securities Corp.	$ 11,965,557
BNY Mellon Capital Markets LLC	20,453,809
Bank of America NA	23,553,348
HSBC Securities (USA), Inc.	7,061,426
ING Financial Markets LLC	1,431,767
J.P. Morgan Securities, Inc.	24,859,243
Mizuho Securities USA, Inc.	7,866,850
$ 97,192,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $197,817,000) - See accompanying schedule: Unaffiliated issuers (cost $810,731,088)		$ 810,731,088
Receivable for investments sold		23,997,055
Interest receivable		270,420
Receivable from investment adviser for expense reductions		2,244
Total assets		835,000,807

Liabilities
Payable to custodian bank	$ 242
Other payables and accrued expenses	5,853
Total liabilities		6,095

Net Assets		$ 834,994,712
Net Assets consist of:
Paid in capital		$ 834,879,744
Undistributed net investment income		1,274
Accumulated undistributed net realized gain (loss) on investments		113,694
Net Assets, for 834,855,285 shares outstanding		$ 834,994,712
Net Asset Value, offering price and redemption price per share ($834,994,712 ÷ 834,855,285 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ 1,132,170

Expenses
Custodian fees and expenses	$ 11,489
Independent trustees' compensation	1,772
Tax expense	2,244
Total expenses before reductions	15,505
Expense reductions	(4,072)	11,433
Net investment income (loss)		1,120,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,476
Net increase in net assets resulting from operations		$ 1,137,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,120,737	$ 2,045,193
Net realized gain (loss)	16,476	22,731
Net increase in net assets resulting from operations	1,137,213	2,067,924
Distributions to shareholders from net investment income	(1,119,463)	(2,046,387)
Reinvestment of distributions	1,119,463	2,046,387
Total increase (decrease) in net assets	1,137,213	2,067,924

Net Assets
Beginning of period	833,857,499	831,789,575
End of period (including undistributed net investment income of $1,274 and $0, respectively)	$ 834,994,712	$ 833,857,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.003	.004	.004	.005
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.001	.002	.003	.004	.004	.005
Distributions from net investment income	(.001)	(.002)	(.003)	(.004)	(.004)	(.005)
Distributions from net realized gain	-	-	-	-	-F	-F
Total distributions	(.001)	(.002)	(.003)	(.004)	(.004)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.13%	.25%	.30%	.38%	.37%	.44%
Ratios to Average Net AssetsE
Expenses before reductionsD	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyD	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsD	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	.27%A	.25%	.30%	.38%	.36%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 834,995	$ 833,857	$ 831,790	$ 1,011,422	$ 1,007,525	$ 904,044

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Amount represents less than .01%. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

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2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income, undistributed short-term capital gain and undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 810,731,088

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,016.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $56.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 22, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 22, 2015